Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2013
Fair value of retained interests

The following tables present the fair value of retained interests where Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥163	¥—	¥163	¥161	¥2
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥163	¥2	¥165	¥163	¥2

	Billions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥296	¥—	¥296	¥296	¥—
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	2	2	4	2	2

Total	¥—	¥298	¥2	¥300	¥298	¥2

Fair value of firm's retained interests and sensitivity of this fair value

The following table presents the key economic assumptions used to determine the fair value of the retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages
	Material retained interests held(1) as of March 31
	2012	2013
Fair value of retained interests(1)	¥157	¥288
Weighted-average life (Years)	7.0	6.0
Constant prepayment rate	8.1%	10.1%
Impact of 10% adverse change	(1.3)	(2.6)
Impact of 20% adverse change	(2.4)	(5.0)
Discount rate	3.3%	3.6%
Impact of 10% adverse change	(3.7)	(4.2)
Impact of 20% adverse change	(7.1)	(8.2)

(1)	The sensitivity analysis covers the material retained interests held of ¥157 billion out of ¥165 billion as of March 31, 2012 and ¥288 billion out of ¥300 billion as of March 31, 2013. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions and generally reported within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse to Nomura.

	Billions of yen
	March 31
	2012	2013
Assets
Trading assets
Equities	¥116	¥72
Debt securities	84	86
Mortgage and mortgage-backed securities	27	24
Long-term loans receivable	21	8

Total	¥248	¥190

Liabilities
Long-term borrowings	¥223	¥177

Classification of consolidated VIEs' assets and liabilities

The following table presents the classification of consolidated VIEs’ assets and liabilities in these consolidated financial statements. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen
	March 31
	2012		2013
Consolidated VIE assets
Cash and cash equivalents	¥52		¥13
Trading assets
Equities	730		353
Debt securities	180		200
Mortgage and mortgage-backed securities	84		138
Investment trust funds and other	0		—
Derivatives	4		3
Private equity investments	1		1
Securities purchased under agreements to resell	7		12
Office buildings, land, equipment and facilities	140	(2)	17
Other(1)	408	(2)	64

Total	¥1,606		¥801

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥4		¥6
Derivatives	38		15
Securities sold under agreements to repurchase	0		4
Borrowings
Long-term borrowings	992		458
Other	35		7

Total	¥1,069		¥490

(1)	Includes aircraft purchase deposits of ¥17 billion and ¥16 billion as of March 31, 2012 and 2013, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 22 “Commitments, contingencies and guarantees” for further information.
(2)	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary. That subsidiary was de-consolidated during the year ended March 31, 2013.

Carrying amount of assets and liabilities of unconsolidated VIEs

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees and the notional amount of the derivative instruments. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥58	¥—	¥58
Debt securities	133	—	133
Mortgage and mortgage-backed securities	2,137	—	2,137
Investment trust funds and other	96	—	96
Derivatives	0	9	27
Private equity investments	25	—	25
Loans
Short-term loans	2	—	2
Long-term loans	29	—	29
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	19

Total	¥2,485	¥9	¥2,531

	Billions of yen
	March 31, 2013
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥65	¥—	¥65
Debt securities	173	—	173
Mortgage and mortgage-backed securities	2,843	—	2,843
Investment trust funds and other	161	—	161
Derivatives	0	—	18
Private equity investments	28	—	28
Loans
Short-term loans	7	—	7
Long-term loans	82	—	82
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	33

Total	¥3,363	¥—	¥3,414